Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 10,661	$ 8,220	$ 3,846
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized holding gains (losses) during period	5,873	(2,051)	1,122
Reclassification adjustments for losses (gains) included in net income	(4)	6	2
Other comprehensive income (loss), before income taxes	5,869	(2,045)	1,124
Income tax expense (benefit) related to items of other comprehensive income (loss)	1,233	(429)	382
Other comprehensive income (loss)	4,636	(1,616)	742
COMPREHENSIVE INCOME	$ 15,297	$ 6,604	$ 4,588